Shareholder Report, Average Annual Return (Details) 195483_OneOne S-P 500 and Bitcoin ETF_TF_TSR Annual {TF}	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2026
One+One S&P 500® and Bitcoin ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		One+One S&P 500® and Bitcoin ETF (Consolidated) NAV
Average Annual Return, Percent	(30.10%)	(19.52%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	13.31%	16.99%